OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Other taxes payable	$ 405,705	$ 775,995
Accrued payroll & welfare	18,119	14,587
Accrued expense & liability	645,810
Deposits of purchasing materials	477,859
Others	2,255	14,614
Other payables and accrued expenses	$ 1,549,748	$ 805,196